AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 3 , 2013

Securities Act Registration No. 333-12745
Investment Company Act Reg. No. 811-07831

SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	26	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	28	[	X	]

(Check appropriate box or boxes.)

FMI FUNDS, INC. (Exact Name of Registrant as Specified in Charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin	53202
(Address of Principal Executive Offices)	(Zip Code)

(414) 226-4555 (Registrant’s Telephone Number, including Area Code)

Ted. D. Kellner	Copy to:
Fiduciary Management, Inc.	Peter Fetzer
100 East Wisconsin Avenue, Suite 2200	Foley & Lardner LLP
Milwaukee, WI 53202	777 East Wisconsin Avenue
(Name and Address of Agent for Service)	Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on January 1, 2014 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 25 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on September 20, 2013 and pursuant to Rule 485(a)(2) would have become effective on December 4, 2013.

This Post-Effective Amendment No. 26 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 1, 2014 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 26 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin on November 29, 2013.

FMI FUNDS, INC.
(Registrant)

By: /s/ Ted D. Kellner
Ted D. Kellner, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Ted D. Kellner	President, Treasurer and Director	November 29, 2013
Ted D. Kellner

/s/ Barry K. Allen	Director	December 1, 2013
Barry K. Allen

/s/ Robert C. Arzbaecher	Director	November 29, 2013
Robert C. Arzbaecher

/s/ Patrick J. English	Director	December 2, 2013
Patrick J. English

/s/ Gordon H. Gunnlaugsson	Director	November 29, 2013
Gordon H. Gunnlaugsson

Director
Richard E. Lane

/s/ Paul S. Shain	Director	November 29, 2013
Paul S. Shain